Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date		rr_ProspectusDate	Feb. 28, 2015
UNITED KINGDOM SMALL COMPANY PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	United Kingdom Small Company Portfolio
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the United Kingdom Small Company Portfolio is to achieve long-term capital appreciation. The United Kingdom Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The United Kingdom Small Company Series (the “United Kingdom Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the United Kingdom Small Company Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The United Kingdom Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the United Kingdom Small Company Portfolio’s performance. During the most recent fiscal year, the United Kingdom Small Company Series’ portfolio turnover rate was 8% of the average value of its investment portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	8.00%
Expenses Represent Both Master and Feeder [Text]		rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the Feeder Portfolio’s new investment management agreement that allows Dimensional Fund Advisors LP (the “Advisor”) to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested both directly in other funds managed by the Advisor (collectively, “Underlying Funds”) and directly in securities, the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the United Kingdom Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the Temporary Fee Waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the United Kingdom Small Company Portfolio and the United Kingdom Small Company Portfolio’s portion of the expenses of the United Kingdom Small Company Series.
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The United Kingdom Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the United Kingdom Small Company Series. The United Kingdom Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of small companies associated with the United Kingdom. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a United Kingdom small company, the greater its representation in the Series. Dimensional Fund Advisors LP (the “Advisor”) may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies. As of December 31, 2014, the Advisor considered United Kingdom small companies to be those companies with a market capitalization below $5,218 million. This dollar amount will change due to market conditions.

The United Kingdom Small Company Series may gain exposure to companies associated with the United Kingdom by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The United Kingdom Small Company Series and the United Kingdom Small Company Portfolio each may use derivatives, such as futures contracts and options on futures contracts for United Kingdom equity securities and indices or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to use derivatives for purposes of speculation or leveraging investment returns.

			The United Kingdom Small Company Series may lend its portfolio securities to generate additional income.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The United Kingdom Small Company Series does not hedge foreign currency risk.

United Kingdom Market Risk: Because the United Kingdom Small Company Series concentrates investments in the United Kingdom, the United Kingdom Small Company Portfolio’s performance is expected to be closely tied to the social, political and economic conditions within the United Kingdom and to be more volatile than the performance of funds with more geographically diverse investments.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the United Kingdom Small Company Series that owns them, and, in turn, the United Kingdom Small Company Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the United Kingdom Small Company Series and the United Kingdom Small Company Portfolio use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the United Kingdom Small Company Series may lose money and there may be a delay in recovering the loaned securities. The United Kingdom Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

			Cyber Security Risk: The United Kingdom Small Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]		rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the United Kingdom Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in United Kingdom Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The United Kingdom Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

			The after-tax returns presented in the table for the United Kingdom Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the United Kingdom Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in United Kingdom Small Company Portfolio’s performance from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The United Kingdom Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	United Kingdom Small Company Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2005-December 2014
Highest Quarter	Lowest Quarter
33.83 (4/09-6/09)	-33.64 (10/08-12/08)

Performance Table Heading		rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the United Kingdom Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
UNITED KINGDOM SMALL COMPANY PORTFOLIO | INSTITUTIONAL CLASS
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee	[1]	rr_ManagementFeesOverAssets	0.60%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.58%
1 Year		rr_ExpenseExampleYear01	$ 59
3 Years		rr_ExpenseExampleYear03	194
5 Years		rr_ExpenseExampleYear05	342
10 Years		rr_ExpenseExampleYear10	$ 770
2005		rr_AnnualReturn2005	12.63%
2006		rr_AnnualReturn2006	45.60%
2007		rr_AnnualReturn2007	(8.43%)
2008		rr_AnnualReturn2008	(53.02%)
2009		rr_AnnualReturn2009	60.08%
2010		rr_AnnualReturn2010	29.08%
2011		rr_AnnualReturn2011	(10.60%)
2012		rr_AnnualReturn2012	38.82%
2013		rr_AnnualReturn2013	39.07%
2014		rr_AnnualReturn2014	(5.86%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	33.83%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(33.64%)
One Year		rr_AverageAnnualReturnYear01	(5.86%)
Five Years		rr_AverageAnnualReturnYear05	15.97%
Ten Years		rr_AverageAnnualReturnYear10	9.00%
UNITED KINGDOM SMALL COMPANY PORTFOLIO | Return After Taxes on Distributions | INSTITUTIONAL CLASS
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(8.02%)
Five Years		rr_AverageAnnualReturnYear05	14.83%
Ten Years		rr_AverageAnnualReturnYear10	7.99%
UNITED KINGDOM SMALL COMPANY PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | INSTITUTIONAL CLASS
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(1.63%)
Five Years		rr_AverageAnnualReturnYear05	12.85%
Ten Years		rr_AverageAnnualReturnYear10	7.31%
UNITED KINGDOM SMALL COMPANY PORTFOLIO | MSCI UK Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(5.71%)
Five Years		rr_AverageAnnualReturnYear05	14.68%
Ten Years		rr_AverageAnnualReturnYear10	8.19%

[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the Feeder Portfolio's new investment management agreement that allows Dimensional Fund Advisors LP (the "Advisor") to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The "Management Fee" includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested both directly in other funds managed by the Advisor (collectively, "Underlying Funds") and directly in securities, the Advisor has contractually agreed to permanently waive the Feeder Portfolio's direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund's investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio's portion of the expenses of the Master Fund.
[2]	The Advisor has further agreed to waive certain fees and in certain instances, assume certain expenses of the United Kingdom Small Company Portfolio. This portion of the Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date (the "Temporary Fee Waiver"). Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.